Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 0.6	$ 1.1	$ 1.1
Estimated intangible asset amortization expense in 2025	0.6
Estimated intangible asset amortization expense in 2026	0.6
Estimated intangible asset amortization expense in 2027	0.6
Estimated intangible asset amortization expense in 2028	0.6
Estimated intangible asset amortization expense in 2029	$ 0.6